Cover	Sep. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Entity File Number	001-41832
Entity Registrant Name	Quetta Acquisition Corporation
Entity Central Index Key	0001978528
Entity Tax Identification Number	93-1358026
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	QETA
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	QETAR
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one ordinary share
Trading Symbol	QETAU
Security Exchange Name	NASDAQ